Earnings per share - Calculation of Basic and Diluted Earnings per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic net income per share:
Net income and total comprehensive income									$ 91,103	$ 112,800	$ 61,161
Weighted-average common shares outstanding									78,390,788	78,220,312	66,375,888
Basic net income per share	$ (0.17)	$ 0.56	$ 0.31	$ 0.46	$ 0.25	$ 0.37	$ 0.45	$ 0.36	$ 1.16	$ 1.44	$ 0.92
Diluted net income per share
Net income and total comprehensive income									$ 91,103	$ 112,800	$ 61,161
Number of shares used in basic calculation									78,390,788	78,220,312	66,375,888
Plus: weighted average effect of dilutive securities:
Weighted-average common shares outstanding-diluted									78,402,878	78,241,330	66,407,415
Avolon MIP [Member]
Plus: weighted average effect of dilutive securities:
Weighted average effect of dilutive securities										21,018,000	31,527,000
Equity Incentive Plan 2014 [Member]
Plus: weighted average effect of dilutive securities:
Weighted average effect of dilutive securities									12,090